Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000025035 | 5860
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025035 | 187
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025035 | 1543
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025035 | 27728
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025035 | 7165
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025035 | 27004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025035 | 21440
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025035 | 26432
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025035 | 24094
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025035 | 17923
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025035 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025035 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025035 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025035 | Government
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000025038 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025038 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025038 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025038 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025038 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025038 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025038 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025038 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025038 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025038 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025038 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000025038 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000025038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025038 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025038 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000025038 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000025040 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025040 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025040 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025040 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025040 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025040 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025040 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025040 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025040 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025040 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025040 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000025040 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025040 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000025040 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025040 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025040 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025040 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025040 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025040 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025040 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000025040 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000125662 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000125662 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125662 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000125662 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125662 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000125662 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125662 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125662 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125662 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125662 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125662 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000125662 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000125662 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125662 | Gold
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000025041 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025041 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025041 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025041 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025041 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025041 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025041 | Anglo American PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025041 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025041 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025041 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025041 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000025041 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025041 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025041 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025041 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025041 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025041 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025041 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000025041 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025041 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000025043 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025043 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025043 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025043 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025043 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025043 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025043 | Anglo American PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025043 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025043 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025043 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025043 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000025043 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025043 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025043 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025043 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025043 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025043 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025043 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000025043 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025043 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	27.10%